Loan to a third party	12 Months Ended
Sep. 30, 2025
Loan to a third party
Loan to a third party

Note 7 – Loan to a third party

The Company signed a revolving loan agreement with a third party to lend a revolving loan up to a maximum amount of $6 million from February 1, 2024 to September 30, 2025 at an annual interest rate of 6.5% per annum. As of September 30, 2025, loan to a third party amounted to $4,749,572, the Company made estimation of the collectability and made nil allowance for credit losses.

	As of	As of
	September 30,	September 30,
	2025	2024
Loan to a third party	$4,749,572	-

On January 29, 2026, the Company received the full repayment of $4,749,572 from the third party.